Significant Accounting Policies (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Customer A [Member]
Concentration of credit risk	19.00%			[1]	14.00%
Customer B [Member]
Concentration of credit risk	18.00%			[1]	17.00%
Customer C [Member]
Concentration of credit risk	18.00%			[1]	10.00%
Customer D [Member]
Concentration of credit risk	16.00%			[1]		[1]
Customer E [Member]
Concentration of credit risk	14.00%			[1]		[1]
Customer F [Member]
Concentration of credit risk		[1]	28.00%			[1]
Customer G [Member]
Concentration of credit risk		[1]	15.00%			[1]
Customer H [Member]
Concentration of credit risk		[1]	14.00%			[1]
Customer I [Member]
Concentration of credit risk		[1]	13.00%
Customer J [Member]
Concentration of credit risk		[1]	12.00%

[1]	Less than 10%